CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Sep. 03, 2020
Current assets:
Cash	$ 11,309		$ 399,935				$ 6,410
Prepaid expenses	232,193		326,283				17,000
Total current assets	243,502		726,218				23,410
Deferred offering costs							439,752
Investments held in Trust Account	414,645,708		414,023,891
Total Assets	414,889,210		414,750,109				463,162
Current liabilities:
Accounts payable	283,487		176,063				116,374
Accounts payable - related party	255,000		165,000
Accrued expenses	1,502,616		988,825				194,520
Note payable - related party							139,949
Total current liabilities	2,041,103		1,329,888				450,843
Derivative warrant liabilities	5,266,600		17,348,800
Deferred underwriting commissions	14,490,000		14,490,000
Total liabilities	21,797,703		33,168,688				450,843
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 41,400,000 shares at $10.01 and $10.00 per share as of June 30, 2022 and December 31, 2021, respectively	414,545,708		414,000,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital							23,965
Accumulated deficit	(21,455,236)		(32,419,614)				(12,681)
Total shareholders' deficit	(21,454,201)	$ (23,195,799)	(32,418,579)		$ (40,879,186)	$ (38,201,005)	12,319		$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	414,889,210		414,750,109				463,162
Class B Common Stock
Shareholders' Deficit:
Ordinary shares	$ 1,035		$ 1,035	[1]			$ 1,035	[1]

[1]	The December 31, 2020, amount included up to 1,350,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On February 9, 2021, the full amount of the over-allotment was exercised resulting in no forfeiture of shares.